Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Operating revenue, net	¥ 2,771,821	$ 379,738	¥ 2,630,707	¥ 2,801,768
Operating profit/(loss)	178,158	24,407	(6,743)	477,987
Consolidated profit before income tax	360,590	49,399	164,240	630,693
Operating segments
Segment Information
Operating revenue, net	2,771,821	379,738	2,630,707	2,801,768
Operating profit/(loss)	285,590	39,125	127,126	590,013
Total other income	182,432	24,992	170,983	152,706
Consolidated profit before income tax	360,590	49,399	164,240	630,693
Operating segments | Insurance
Segment Information
Operating revenue, net	2,363,777	323,836	2,340,915	2,559,160
Operating costs and expenses	(1,886,572)	(258,459)	(1,812,778)	(1,524,072)
Operating profit/(loss)	477,205	65,377	528,137	1,035,088
Operating segments | Crowdfunding
Segment Information
Operating revenue, net	267,650	36,668	162,683	155,803
Operating costs and expenses	(362,734)	(49,694)	(408,459)	(409,978)
Operating profit/(loss)	(95,084)	(13,026)	(245,776)	(254,175)
Operating segments | Others
Segment Information
Operating revenue, net	140,394	19,234	127,109	86,805
Operating costs and expenses	(236,925)	(32,460)	(282,344)	(277,705)
Operating profit/(loss)	(96,531)	(13,226)	(155,235)	(190,900)
Corporate, Non-Segment
Segment Information
Operating profit/(loss)	¥ (107,432)	$ (14,718)	¥ (133,869)	¥ (112,026)